CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOW FROM OPERATING ACTIVITIES:
Net Income (Loss) for the Period	$ (20,490)	$ (70,292)	$ 8,490	$ (12,207)
Adjustments to reconcile net loss to net cash used by operating activities:
Common stock issued for services		22,250	2,250
Depreciation	4,776	689	919	613
Change in Operating Assets & Liabilities:
Increase in Accrued Expenses	6,633	52,780	15,858	72,000
Net Cash Provided (Used) from Operating Activities	(9,081)	5,427	27,517	60,406
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(35,025)			(4,600)
Net Cash Used by Investing Activities	(35,025)			(4,600)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable	30,015
Payments on note payable	1,871
Proceeds from Shareholder Loan		16,087		11,570
Payments on Shareholder Loan		(16,087)		(64,462)
Net Cash Provided (Used) by Financing Activities	28,144			(52,892)
Net (Decrease) Increase in Cash	(15,962)	5,427	27,517	2,914
Cash at Beginning of Period	38,879	11,362	11,362	8,448
Cash at End of Period	22,917	16,789	38,879	11,362
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the year for: Interest	602
Cash paid during the year for: Franchise and Income Taxes